Fair Value	6 Months Ended
Jun. 30, 2023
Fair Value
Fair Value

5.Fair Value

The carrying amount of cash and cash equivalents, trade receivables, other receivables, other current assets and financial assets approximate their value due to their short-term character.

The carrying value of current liabilities approximates their fair value due to the short-term character of these instruments. The fair value of non-current liabilities (financial debt and other non-current liabilities), excluding the derivative financial liabilities, is evaluated based on their interest rates and maturity date. These instruments have fixed interest rates and their fair value measurements are subject to changes in interest rates. The fair value measurement is classified as level 3.

The derivative financial liabilities and assets which consist of foreign currency options and foreign currency forwards are measured at fair value through profit and loss. Fair value is determined by the financial institution and is based on foreign currency forwards rates and the maturity of the instrument.

	Carrying value		Fair value
	As at	As at	As at	As at
	June 30,	December 31,	June 30,	December 31,
(in EUR 000)	2023	2022	2023	2022
Financial Assets
Other long-term receivables (level 3)	165	173	165	173
Trade and other receivables (level 3)	4,082	3,237	4,082	3,237
Foreign currency forwards (level 2)	—	1	—	1
Other current assets (level 3)	1,576	1,284	1,576	1,284
Cash and cash equivalents (level 1)	16,604	17,888	16,604	17,888
Financial assets (level 1)	67,919	76,968	67,919	76,968

	Carrying value		Fair value
	As at	As at	As at	As at
	June 30,	December 31,	June 30,	December 31,
(in EUR 000)	2023	2022	2023	2022
Financial liabilities
Financial debt (level 3)	105	146	99	138
Foreign currency option (level 2)	427	10	427	10
Recoverable cash advances (level 3)	8,887	8,431	8,887	8,431
Trade and other payables (level 1 and 3)	9,024	10,142	9,024	10,142